Document and Entity Information	Jul. 02, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001704720
Document Type	8-K
Document Period End Date	Jul. 02, 2021
Entity Registrant Name	CANNAE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38300
Entity Tax Identification Number	82-1273460
Entity Address, Address Line One	1701 Village Center Circle
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89134
City Area Code	(702)
Local Phone Number	323-7330
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Cannae Common Stock, par value $0.0001 per share
Trading Symbol	CNNE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false